TRADE RECEIVABLES	12 Months Ended
Feb. 28, 2013
TRADE RECEIVABLES [Abstract]
TRADE RECEIVABLES

5. TRADE RECEIVABLES

        The Company is exposed to credit risk with respect to trade receivables in the event that its counterparties do not meet their obligations. The Company minimizes its credit risk with respect to trade receivables by performing credit reviews for each of its customers.

        The Company's allowance for doubtful accounts reflects the Company's assessment of collectability across its global customer base. The Company defines past due based on agreed upon terms with each individual customer. The following table illustrates the balances which are at least 1 day past due and the allowance for doubtful accounts deemed appropriate.

	as at February 28, 2013			as at February 29, 2012
	Current	at least 1 day past due	Total	Current	at least 1 day past due	Total
Trade Receivables (gross)	31,353	4,357	35,710	8,395	1,520	9,915
Allowance for doubtful accounts	-	(258)	(258)	-	(65)	(65)

Trade Receivables (net)	31,353	4,099	35,452	8,395	1,455	9,850

        As at February 28, 2013, one customer exceeded 10% of the total receivable balance. This customer represented 67% of the trade receivables balance [February 29, 2012 - two customers represented 37% of the trade receivables balance].

        Included in general and administrative expenses is an expense of $126 related to bad debt expense for the year ended February 28, 2013 [year ended February 29, 2012 - expense of $215].